Appendix VI (Tables)	12 Months Ended
Dec. 31, 2020
Appendix VI
Schedule of Liquidity for Distribution of Interim Dividend

(Expressed in thousands of Euros)

Thousands of Euros
Forecast distributable profit for 2019:
Projected profit after tax until 31/12/2019	827,684
Less, provision required to legal reserve	—
Estimated distributable profit for 2019	827,684

Interim dividends distributed	136,828

Forecast cash for the period 25 October 2019 to 25 October 2020:
Cash balances at 25 October 2019	—
Projected collections	1,157,200
Projected payments, including interim dividend	557,000
Projected cash balances at 25 October 2020	600,200